UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West MFS International Value Fund
(Institutional Class, Initial Class and Class L)
Semi-Annual Report
June 30, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2016
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	37.55%
Financial	15.07
Technology	14.61
Industrial	12.08
Consumer, Cyclical	5.17
Communications	4.90
Basic Materials	4.23
Energy	0.89
Short Term Investments	5.50
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,047.20	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.67
Initial Class
Actual	$1,000.00	$1,045.00	$5.64
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.57
Class L
Actual	$1,000.00	$1,043.70	$7.16
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.07
* Expenses are equal to the Fund's annualized expense ratio of 0.73% for the Institutional Class, 1.11% for the Initial Class and 1.41% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.31%
126,996	Brenntag AG(a)	$ 6,151,962
8,510	Givaudan SA(a)	17,135,093
175,565	Symrise AG(a)	11,975,543
12,478	Syngenta AG(a)(b)	4,789,090
		40,051,688
Communications — 5.00%
865,700	KDDI Corp(a)	26,325,709
570,094	TDC A/S(a)	2,793,729
1,469,605	Telefonaktiebolaget LM Ericsson Class B(a)	11,290,322
1,965,999	Vodafone Group PLC(a)	5,992,767
		46,402,527
Consumer, Cyclical — 5.26%
536,631	Bunzl PLC(a)	16,504,262
1,208,594	Compass Group PLC(a)	22,977,921
3,159,583	Esprit Holdings Ltd(a)(b)(c)	2,355,106
3,100	Sankyo Co Ltd(a)	116,228
283,500	USS Co Ltd(a)	4,685,288
83,300	Yamaha Corp(a)	2,245,219
		48,884,024
Consumer, Non-Cyclical — 35.81%
99,384	Bayer AG(a)	9,981,666
3,096,213	Brambles Ltd(a)	28,907,500
280,167	British American Tobacco PLC(a)	18,161,174
273,731	Colgate-Palmolive Co	20,037,109
501,602	Danone SA(a)	35,103,582
180,655	Heineken NV(a)	16,570,078
113,512	Intertek Group PLC(a)	5,287,405
201,200	Ito En Ltd(a)	7,794,264
504,200	Japan Tobacco Inc(a)	20,320,371
380,800	Kao Corp(a)	22,178,613
44,621	Kerry Group PLC Class A(a)(c)	3,957,399
163,400	Kobayashi Pharmaceutical Co Ltd(a)	7,256,088
17,900	Kose Corp(a)(b)	1,516,842
551,756	Nestle SA(a)	42,749,136
312,800	Nihon Kohden Corp(a)(c)	8,801,464
337,730	Reckitt Benckiser Group PLC(a)	33,860,396
169,600	RELX NV(a)	2,934,201
47,667	Roche Holding AG(a)	12,578,360
527,900	Santen Pharmaceutical Co Ltd(a)	8,297,102
127,500	Secom Co Ltd(a)	9,426,432
209,000	Terumo Corp(a)	8,919,151
192,500	Toyo Suisan Kaisha Ltd(a)	7,808,389
		332,446,722
Energy — 0.91%
695,214	Cairn Energy PLC(a)(b)	1,932,517
22,206	Core Laboratories NV(c)	2,751,101
Shares		Fair Value
Energy — (continued)
483,200	Inpex Corp(a)	$ 3,778,915
		8,462,533
Financial — 15.37%
9,965,176	Bank of Ireland(a)(b)	2,054,335
436,000	Chiba Bank Ltd(a)(b)	2,060,431
578,000	Daiwa Securities Group Inc(a)	3,045,118
420,106	Deutsche Annington Immobilien SE(a)(b)	15,339,803
404,973	Deutsche Wohnen AG(a)	13,788,613
751,878	DNB ASA(a)	8,999,826
27,555	Euler Hermes Group(a)	2,288,373
36,788	Fairfax Financial Holdings Ltd	19,813,611
428,000	Hachijuni Bank Ltd(a)	1,864,055
303,222	Hiscox Ltd(a)	4,182,680
419,668	IG Group Holdings PLC(a)(b)	4,541,498
880,786	ING Groep NV(a)	9,112,574
238,230	Jardine Lloyd Thompson Group PLC(a)	2,983,162
616,000	Joyo Bank Ltd(a)	2,302,874
53,723	Julius Baer Group Ltd(a)	2,162,260
54,320	Jyske Bank A/S(a)	2,062,105
61,703	LEG Immobilien AG(a)	5,773,476
641,400	North Pacific Bank Ltd(a)(b)	1,746,054
151,800	Sony Financial Holdings Inc(a)	1,716,384
206,400	Sumitomo Mitsui Financial Group Inc(a)	5,959,812
858,884	Svenska Handelsbanken AB Class A(a)	10,427,293
72,027	Sydbank A/S(a)	1,808,695
236,034	TAG Immobilien AG(a)(b)(c)	3,097,246
594,708	UBS Group AG(a)	7,716,689
31,629	Zurich Insurance Group AG(a)	7,824,469
		142,671,436
Industrial — 12.32%
2,635,470	Cobham PLC(a)(c)	5,548,991
249,767	GEA Group AG(a)(b)	11,789,392
8,301	Geberit AG(a)	3,144,107
70,400	Glory Ltd(a)(c)	1,915,554
590,404	Halma PLC(a)	8,022,238
72,095	Hirose Electric Co Ltd(a)(b)	8,865,231
708,186	IMI PLC(a)	9,172,896
178,158	Legrand SA(a)	9,120,186
103,400	MISUMI Group Inc(a)	1,866,857
70,647	Nordson Corp	5,906,796
103,900	Omron Corp(a)	3,391,376
366,716	Orica Ltd(a)	3,411,386
19,520	Schindler Holding AG(a)	3,534,056
164,332	Schneider Electric SE(a)	9,587,285
187,742	Spectris PLC(a)	4,567,476
130,485	Spirax-Sarco Engineering PLC(a)	6,532,257
36,761	Wartsila OYJ Abp(a)	1,499,903
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Industrial — (continued)
717,400	Yamato Holdings Co Ltd(a)	$ 16,472,218
		114,348,205
Technology — 14.90%
343,873	Amadeus IT Holding SA Class A(a)	15,150,680
356,055	Analog Devices Inc	20,166,955
66,845	ASM International NV(a)	2,580,123
490,852	Cadence Design Systems Inc(b)	11,927,703
511,109	Computershare Ltd(a)(c)	3,534,279
87,550	Dassault Systemes(a)	6,600,948
583,385	Infineon Technologies AG(a)	8,445,358
84,990	Neopost SA(a)(c)	1,948,021
428,070	Nomura Research Institute Ltd(a)	15,699,593
367,314	NVIDIA Corp(c)	17,267,431
128,500	Obic Co Ltd(a)	7,073,452
680,403	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	17,846,971
160,346	Texas Instruments Inc	10,045,677
		138,287,191
TOTAL COMMON STOCK — 93.88% (Cost $762,630,880)		$ 871,554,326
PREFERRED STOCK
Consumer, Non-Cyclical — 2.47%
187,648	Henkel AG & Co KGaA(a)	22,932,665
TOTAL PREFERRED STOCK — 2.47% (Cost $17,452,135)		$ 22,932,665
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.33%
	Federal Home Loan Bank
$11,936,000	0.05%, 07/01/2016	11,936,000
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$19,000,000	0.16%, 07/19/2016	$ 18,998,385
		30,934,385
Repurchase Agreements — 2.28%
5,021,841	Undivided interest of 10.51% in a repurchase agreement (principal amount/value $47,815,459 with a maturity value of $47,816,043) with Merrill Lynch, Pierce, Fenner & Smith, 0.44%, dated 6/30/16 to be repurchased at $5,021,841 on 7/1/16 collateralized by Government National Mortgage Association securities, 4.00%, 3/20/46 - 5/20/46, with a value of $48,771,768.(d)	5,021,841
5,021,842	Undivided interest of 4.56% in a repurchase agreement (principal amount/value $110,040,824 with a maturity value of $110,042,169) with Citigroup Global Markets Inc, 0.44%, dated 6/30/16 to be repurchased at $5,021,842 on 7/1/16 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.50% - 7.50%, 4/30/17 - 3/15/57, with a value of $112,241,646.(d)	5,021,842
5,021,841	Undivided interest of 4.63% in a repurchase agreement (principal amount/value $108,390,515 with a maturity value of $108,392,020) with Daiwa Capital Markets America Inc, 0.50%, dated 6/30/16 to be repurchased at $5,021,841 on 7/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/7/16 - 2/1/49, with a value of $110,558,327.(d)	5,021,841
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,057,070	Undivided interest of 5.00% in a repurchase agreement (principal amount/value $21,138,401 with a maturity value of $21,138,648) with RBC Capital Markets Corp, 0.42%, dated 6/30/16 to be repurchased at $1,057,070 on 7/1/16 collateralized by U.S. Treasury securities, 0.63% - 2.25%, 5/31/17 - 11/15/25, with a value of $21,561,169.(d)
$ 1,057,070
5,021,842	Undivided interest of 6.01% in a repurchase agreement (principal amount/value $83,516,513 with a maturity value of $83,517,487) with Scotia Capital (USA) Inc, 0.42%, dated 6/30/16 to be repurchased at $5,021,842 on 7/1/16 collateralized by various U.S. Government Agency securities, 3.00% - 7.25%, 1/1/30 - 6/20/46, with a value of $85,187,837.(d)	5,021,842
21,144,436
SHORT TERM INVESTMENTS — 5.61% (Cost $52,078,821)		$ 52,078,821
TOTAL INVESTMENTS — 101.96% (Cost $832,161,836)		$ 946,565,812
OTHER ASSETS & LIABILITIES, NET — (1.96)%		$ (18,205,127)
TOTAL NET ASSETS — 100.00%		$ 928,360,685
(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at June 30, 2016.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Summary of Investments by Country as of June 30, 2016.
Country	Fair Value	Percentage of Fund Investments
Japan	$213,449,086	22.55%
United Kingdom	149,019,161	15.74
United States	137,430,493	14.52
Germany	109,275,722	11.54
Switzerland	101,633,260	10.74
France	64,648,395	6.83
Australia	35,853,165	3.79
Netherlands	31,013,876	3.28
Sweden	21,717,615	2.29
Canada	19,813,610	2.09
Taiwan	17,846,971	1.89
Spain	15,150,680	1.60
Norway	8,999,826	0.95
Denmark	6,664,529	0.70
Ireland	6,011,734	0.64
Bermuda	4,182,680	0.44
Hong Kong	2,355,106	0.25
Finland	1,499,903	0.16
Total	$946,565,812	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
Great-West MFS International Value Fund
ASSETS:
Investments in securities, fair value (including $19,915,995 of securities on loan)(a)	$925,421,376
Repurchase agreements, fair value(b)	21,144,436
Cash	532,348
Cash denominated in foreign currencies, fair value(c)	447,532
Subscriptions receivable	646,232
Receivable for investments sold	337,549
Dividends and interest receivable	3,282,276
Total Assets	951,811,749
LIABILITIES:
Payable to investment adviser	571,508
Payable for administrative services fees	86,328
Payable upon return of securities loaned	21,144,436
Redemptions payable	1,210,320
Payable for investments purchased	436,452
Payable for distribution fees	2,020
Total Liabilities	23,451,064
NET ASSETS	$928,360,685
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,782,296
Paid-in capital in excess of par	777,527,267
Net unrealized appreciation	114,405,199
Undistributed net investment income	10,009,333
Accumulated net realized gain	17,636,590
NET ASSETS	$928,360,685
NET ASSETS BY CLASS
Initial Class	$293,832,235
Class L	$7,795,186
Institutional Class	$626,733,264
CAPITAL STOCK:
Authorized
Initial Class	65,000,000
Class L	5,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	24,326,092
Class L	666,503
Institutional Class	62,830,362
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$12.08
Class L	$11.70
Institutional Class	$9.98
(a) Cost of investments	$811,017,400
(b) Cost of repurchase agreements	$21,144,436
(c) Cost of cash denominated in foreign currencies	$448,764
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
Great-West MFS International Value Fund
INVESTMENT INCOME:
Interest	$26,549
Income from securities lending	101,134
Dividends	15,318,995
Foreign withholding tax	(1,492,572)
Total Income	13,954,106
EXPENSES:
Management fees	2,844,032
Administrative services fees – Initial Class	493,183
Administrative services fees – Class L	23,222
Fund administration fees	124,461
Audit fees	23,771
Custodian fees	134,544
Distribution fees – Class L	16,582
Other	99,617
Total Expenses	3,759,412
Less amount reimbursed by investment advisor	157
Less amount waived by distributor - Class L	18
Net Expenses	3,759,237
NET INVESTMENT INCOME	10,194,869
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	5,813,652
Net change in unrealized appreciation on investments and foreign currency translations	23,853,308
Net Realized and Unrealized Gain	29,666,960
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,861,829
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West MFS International Value Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$10,194,869	$8,318,250
Net realized gain	5,813,652	52,854,163
Net change in unrealized appreciation (depreciation)	23,853,308	(20,465,384)
Net Increase in Net Assets Resulting from Operations	39,861,829	40,707,029
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	-	(2,384,494)
Class L	-	(67,306)
Institutional Class	-	(6,737,100)
From net investment income	0	(9,188,900)
From net realized gains
Initial Class	-	(3,862,523)
Class L	-	(97,649)
Institutional Class	-	(8,698,377)
From net realized gains	0	(12,658,549)
Total Distributions	0	(21,847,449)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	52,290,633	217,933,808
Class L	11,502,961	8,234,345
Institutional Class	85,510,769	694,403,812
Shares issued in reinvestment of distributions
Initial Class	-	6,247,017
Class L	-	164,955
Institutional Class	-	15,435,477
Shares redeemed
Initial Class	(76,786,405)	(622,824,576)
Class L	(12,819,989)	(795,462)
Institutional Class	(58,560,375)	(110,828,384)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,137,594	207,970,992
Total Increase in Net Assets	40,999,423	226,830,572
NET ASSETS:
Beginning of Period	887,361,262	660,530,690
End of Period(a)	$928,360,685	$887,361,262
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West MFS International Value Fund	2016 (Unaudited)	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	4,516,787	18,419,444
Class L	1,062,102	720,931
Institutional Class	8,962,755	69,816,151
Shares issued in reinvestment of distributions
Initial Class	-	532,114
Class L	-	14,482
Institutional Class	-	1,594,574
Shares redeemed
Initial Class	(6,763,643)	(51,939,739)
Class L	(1,115,654)	(69,342)
Institutional Class	(6,147,893)	(11,395,225)
Net Increase	514,454	27,693,390
(a)Including undistributed and (overdistributed) net investment income:	$10,009,333	$(185,536)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (a)(b)
Initial Class
06/30/2016	$11.56	0.12 (c)	0.40	0.52	-	-	(0.00)	$12.08	4.50% (d)
12/31/2015	$11.08	0.15 (c)	0.57	0.72	(0.09)	(0.15)	(0.24)	$11.56	6.45%
12/31/2014	$11.11	0.13 (c)	(0.01)	0.12	(0.11)	(0.04)	(0.15)	$11.08	0.99%
12/31/2013	$ 8.87	0.16 (c)	2.32	2.48	(0.24)	-	(0.24)	$11.11	27.99%
12/31/2012	$ 7.63	0.13 (c)	1.18	1.31	(0.07)	-	(0.07)	$ 8.87	17.20%
12/31/2011	$ 7.91	0.13	(0.28)	(0.15)	(0.13)	-	(0.13)	$ 7.63	(1.87%)
Class L
06/30/2016	$11.21	0.11 (c)	0.38	0.49	-	-	(0.00)	$11.70	4.37% (d)
12/31/2015	$10.80	0.02 (c)	0.64	0.66	(0.10)	(0.15)	(0.25)	$11.21	6.07%
12/31/2014	$10.78	0.21 (c)	(0.14)	0.07	(0.01)	(0.04)	(0.05)	$10.80	0.61%
12/31/2013 (e)	$10.00	0.01 (c)	1.10	1.11	(0.33)	-	(0.33)	$10.78	11.10% (d)
Institutional Class
06/30/2016	$ 9.53	0.12 (c)	0.33	0.45	-	-	(0.00)	$ 9.98	4.72% (d)
12/31/2015 (f)	$10.00	0.06 (c)	(0.27)	(0.21)	(0.11)	(0.15)	(0.26)	$ 9.53	(2.12%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Initial Class
06/30/2016	$293,832	1.11% (h)	1.11% (h)	N/A	2.05% (h)	10% (d)
12/31/2015	$307,269	1.10%	1.10%	N/A	1.30%	29%
12/31/2014	$659,948	1.10%	1.10%	N/A	1.14%	29%
12/31/2013	$636,737	1.11%	1.10%	1.53%	1.54%	28%
12/31/2012	$487,925	1.15%	1.14%	1.51%	1.52%	20%
12/31/2011	$226,542	1.17%	1.16%	1.99%	1.99%	23%
Class L
06/30/2016	$ 7,795	1.41% (h)	1.41% (h)	N/A	2.03% (h)	10% (d)
12/31/2015	$ 8,073	1.63%	1.45%	N/A	0.19%	29%
12/31/2014	$ 583	3.16%	1.45%	N/A	1.95%	29%
12/31/2013 (e)	$ 606	23.14% (h)	1.43% (h)	(21.50%) (h)	0.21% (h)	28%
Institutional Class
06/30/2016	$626,733	0.73% (h)	0.73% (h)	N/A	2.47% (h)	10% (d)
12/31/2015 (f)	$572,020	0.72% (h)	0.72% (h)	N/A	0.88% (h)	29%
(a)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 30, 2013.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West MFS International Value Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Semi-Annual Report - June 30, 2016

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 125,763,355	$ 745,790,971	$ —	$ 871,554,326
Preferred Stock	—	22,932,665	—	22,932,665
Short Term Investments	—	52,078,821	—	52,078,821
Total Assets	$ 125,763,355	$ 820,802,457	$ 0	$ 946,565,812
The Fund recognizes transfers between levels as of the beginning of the reporting period. As of June 30, 2016, the following transfers between levels were recognized between valuation levels.
Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)
Financial	$11,400,947	—
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.
(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.

Semi-Annual Report - June 30, 2016

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.

Semi-Annual Report - June 30, 2016

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2016 were as follows:
Federal tax cost of investments	$835,893,197
Gross unrealized appreciation on investments	160,060,470
Gross unrealized depreciation on investments	(49,387,855)
Net unrealized appreciation on investments	$110,672,615
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.
2.  RISK EXPOSURES
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.65% of the average daily net assets of the Fund. The Adviser is required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding administrative service fees and distribution fees, of 0.85% of the average daily net assets of the Fund. Certain administration and accounting services fees for the Fund are disclosed as Fund administration fees on the Statement of Operations. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Massachusetts Financial Services Company. The Fund is not responsible for payment of the sub-advisory fees.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $194,106 for the period ended June 30, 2016.

Semi-Annual Report - June 30, 2016

4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $83,313,055 and $87,272,527, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2016, the Fund had securities on loan valued at $19,915,995 and received collateral as reported on the Statement of Assets and Liabilities of $21,144,436 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2016, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2016

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 15, 2016 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Massachusetts Financial Services Company (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West MFS International Value Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 16, 2016, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 and GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Initial Class, through April 30, 2015) as compared against one of its benchmark indices and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2015. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark indices and to a peer group of funds.
The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2015, the Fund was in the first quartile of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also noted that the Fund outperformed its benchmark for the same periods. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the fee structure of the Fund and the level of the investment management fees and other expenses payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was lower than the median and average management fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was lower than the average and median of its peer group and peer universe and in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).

The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser and noted that where the fee charged to GWCM was higher than that charged to other clients, the Board determined that the fee charged to GWCM was reasonable.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 25, 2016